SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	10
Capitalized development costs
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful lives	By the shorter of remaining lease term or estimated useful life of the asset